Note 4 - Advances for Vessel Under Construction (Details Textual) - USD ($)				1 Months Ended	2 Months Ended	12 Months Ended		14 Months Ended
	Dec. 21, 2016	Nov. 11, 2016	Sep. 02, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Advances for Vessel Acquisition, Accumulated Payments				$ 17,753,737	$ 17,753,737		$ 5,051,211	$ 5,051,211
Advances for Vessels Under Construction						18,818,171	5,784,204
Vessels Delivered During the Period						23,869,382
Advance Deposit and Capitalized Expenses [Member]
Asset Impairment Charges, Total				$ 3,800,000
M/V “Ekaterini” Vessels [Member]
Advances for Vessel Acquisition, Accumulated Payments						23,900,000
Advances for Vessels Under Construction						$ 18,800,000	5,100,000
M/V “Tasos” Vessels [Member]
Long-term Purchase Commitment, Amount		$ 4,400,000
Capitalized Expenses					$ 700,000		3,800,000
Vessels Delivered During the Period								4,500,000
M/V “Alexandros P” Vessels [Member]
Financing Receivable, after Allowance for Credit Loss, Total	$ 16,700,000		$ 17,100,000
Gain (Loss) on Contract Termination			$ (3,200,000)
Long-term Purchase Commitment, Amount	16,900,000
Return of Payment and Expenses Receivable for Spares and Supplies	$ 400,000
Capitalized Expenses							500,000
Advances for Vessel Acquisition, Accumulated Payments							17,800,000	$ 17,800,000
Vessels Delivered During the Period							$ 17,807,934